Share-based Payments (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional information related to stock options
Share-based payment expenses related to share options granted		$ 36,790,447	$ 12,456,263	$ 7,596,949
Fair value of shares vested		5,747,243	8,975,087
Options approved for modification (in shares)	819,638
Incremental compensation cost resulting from modification	1,122,360
Incremental compensation cost resulting from modification recorded during the period		239,073	239,073	484,862
Incremental compensation cost to be amortized over the remaining vesting period of the modified options		159,352	398,425
Assumptions used in valuation of the fair value of the share options
Exercise Price per share (in dollars per share)			$ 0.72	$ 2.51
Before Modification
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)		0.00%
Risk-free interest rate (as a percent)		3.00%
Expected Volatility (as a percent)		42.55%
Expected life		4 years 6 months
Exercise multiples		2.2
Fair value of underlying ordinary shares (in dollars per share)		$ 2.78
Exercise Price per share (in dollars per share)	$ 2.52	$ 2.52
After Modification
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)		0.00%
Risk-free interest rate (as a percent)		3.00%
Expected Volatility (as a percent)		42.55%
Expected life		4 years 6 months
Exercise multiples		2.2
Fair value of underlying ordinary shares (in dollars per share)		$ 2.78
Exercise Price per share (in dollars per share)	$ 0.50	$ 0.50
Employees
Additional information related to stock options
Share-based payment expenses related to share options granted		5,699,690	8,348,740	7,369,081
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted		4,808,292
Weighted-average period over which unrecognized compensation cost is to be recognized		1 year 4 months 2 days
Restricted shares | Employees
Additional information related to stock options
Share-based payment expenses related to share options granted		$ 31,090,757	$ 4,107,523	$ 227,868